October 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares AAA CLO Active ETF | CLOA | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
1988 CLO 5 Ltd., 5.44%, 07/15/37, (3-mo. CME Term SOFR +1.54%)(a)(b)	$2,500	$2,507,787
37 Capital CLO 3 Ltd., 5.40%, 07/15/38, (3-mo. CME Term SOFR +1.50%)(a)(b)	1,000	1,003,652
522 Funding CLO Ltd.
5.23%, 04/15/35, (3-mo. CME Term SOFR +1.33%)(a)(b)	6,160	6,164,930
5.75%, 04/15/35, (3-mo. CME Term SOFR +1.85%)(a)(b)	2,500	2,501,066
720 East CLO IV Ltd., 5.50%, 04/15/37, (3-mo. CME Term SOFR +1.60%)(a)(b)	2,000	2,006,625
720 East CLO Ltd.
5.21%, 01/20/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	1,460	1,463,407
5.27%, 04/15/38, (3-mo. CME Term SOFR +1.37%)(a)(b)	10,085	10,115,138
720 East CLO VIII Ltd., 5.39%, 07/20/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	3,000	3,006,968
AB BSL CLO 2 Ltd., 5.27%, 04/15/34, (3-mo. CME Term SOFR +1.36%)(a)(b)	4,700	4,702,350
AB BSL CLO 3 Ltd., 5.13%, 04/20/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	5,000	5,005,545
AGL CLO 12 Ltd., 5.31%, 07/20/34, (3-mo. CME Term SOFR +1.42%)(a)(b)	5,102	5,102,000
AGL CLO 29 Ltd., 5.44%, 04/21/37, (3-mo. CME Term SOFR +1.57%)(a)(b)	1,925	1,930,963
AGL CLO 37 Ltd., 5.10%, 04/22/38, (3-mo. CME Term SOFR +1.24%)(a)(b)	10,298	10,315,433
AGL Clo 40 Ltd., 5.10%, 07/22/38, (3-mo. CME Term SOFR +1.24%)(a)(b)	2,000	2,003,460
AGL CLO 42 Ltd., 5.57%, 07/22/38, (3-mo. CME Term SOFR +1.30%)(a)(b)	7,775	7,790,208
AGL CLO 43 Ltd., 5.24%, 09/10/38, (3-mo. CME Term SOFR +1.26%)(a)(b)	3,500	3,505,264
AGL CLO 7 Ltd., 5.15%, 10/15/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	2,560	2,564,772
AGL Core CLO 15 Ltd., 5.30%, 01/20/35, (3-mo. CME Term SOFR +1.41%)(a)(b)	4,000	4,003,466
AGL Core CLO 2 Ltd., 5.34%, 07/20/37, (3-mo. CME Term SOFR +1.46%)(a)(b)	1,000	1,003,469
AGL Core CLO 38 Ltd., 5.10%, 01/22/38, (3-mo. CME Term SOFR +1.24%)(a)(b)	2,500	2,504,108
AGL Core CLO 8 Ltd., 5.21%, 01/20/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	1,920	1,925,082
AIMCO CLO, 5.19%, 10/17/37, (3-mo. CME Term SOFR +1.31%)(a)(b)	5,000	5,009,580
AIMCO CLO 10 Ltd., 5.27%, 07/22/37, (3-mo. CME Term SOFR +1.41%)(a)(b)	1,000	1,002,314
AIMCO CLO 11 Ltd., 5.22%, 07/17/37, (3-mo. CME Term SOFR +1.34%)(a)(b)	1,800	1,804,672
Aimco CLO 15 Ltd., 5.08%, 04/17/38, (3-mo. CME Term SOFR +1.20%)(a)(b)	5,000	5,007,815
Allegro CLO XIII Ltd., 5.22%, 07/20/38, (3-mo. CME Term SOFR +1.34%)(a)(b)	7,513	7,530,624
Allegro CLO XIV Ltd., 5.24%, 10/15/37, (3-mo. CME Term SOFR +1.34%)(a)(b)	2,500	2,506,434
Allegro CLO XV Ltd., 5.06%, 04/20/38, (3-mo. CME Term SOFR +1.18%)(a)(b)	1,568	1,568,157
AMMC CLO 23 Ltd., 5.27%, 07/17/38, (3-mo. CME Term SOFR +1.39%)(a)(b)	4,200	4,209,940
AMMC CLO 25 Ltd., 5.20%, 10/15/38, (3-mo. CME Term SOFR +1.30%)(a)(b)	900	902,314
AMMC CLO 27 Ltd., 4.96%, 01/20/37, (3-mo. CME Term SOFR +1.08%)(a)(b)	6,850	6,843,825
Security	Par (000)	Value
AMMC CLO 28 Ltd., 5.43%, 07/20/37, (3-mo. CME Term SOFR +1.55%)(a)(b)	$2,390	$2,396,573
AMMC CLO 31 Ltd., 5.19%, 02/20/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	3,000	3,006,203
AMMC CLO 32 Ltd., 5.56%, 10/17/38, (3-mo. CME Term SOFR +1.36%)(a)(b)	3,000	3,006,575
Anchorage Capital CLO 15 Ltd., 5.62%, 07/20/38, (3-mo. CME Term SOFR +1.41%)(a)(b)	5,000	5,014,379
Anchorage Capital CLO 17 Ltd., 5.13%, 02/15/38, (3-mo. CME Term SOFR +1.23%)(a)(b)	2,000	2,002,520
Anchorage Capital CLO 19 Ltd., 5.25%, 10/15/38, (3-mo. CME Term SOFR +1.35%)(a)(b)	3,000	3,007,030
Anchorage Capital Clo 20 Ltd., 4.98%, 01/20/35, (3-mo. CME Term SOFR +1.10%)(a)(b)	1,000	999,431
Anchorage Capital CLO 24 Ltd., 5.33%, 07/15/37, (3-mo. CME Term SOFR +1.43%)(a)(b)	3,000	3,007,626
Anchorage Capital CLO 25 Ltd., 5.27%, 04/20/35, (3-mo. CME Term SOFR +1.39%)(a)(b)	1,000	1,000,595
Anchorage Capital CLO 31 Ltd., 5.16%, 10/20/38, (3-mo. CME Term SOFR +1.30%)(a)(b)	3,000	2,997,713
Anchorage Capital CLO 6 Ltd., 5.64%, 07/22/38, (3-mo. CME Term SOFR +1.37%)(a)(b)	2,000	2,004,427
Anchorage Capital CLO 7 Ltd., 5.42%, 04/28/37, (3-mo. CME Term SOFR +1.56%)(a)(b)	2,000	2,005,956
Apidos CLO LII Ltd., 5.01%, 04/20/38, (3-mo. CME Term SOFR +1.13%)(a)(b)	2,000	1,998,678
Apidos CLO LIII, 5.20%, 07/20/38, (3-mo. CME Term SOFR +1.32%)(a)(b)	5,000	5,012,616
Apidos Clo LIV, 5.47%, 10/20/38, (3-mo. CME Term SOFR +1.30%)(a)(b)	3,000	3,007,957
Apidos CLO XXXI, 5.27%, 04/15/31, (3-mo. CME Term SOFR +1.36%)(a)(b)	924	923,753
Apidos CLO XXXIV, 5.30%, 01/20/35, (3-mo. CME Term SOFR +1.41%)(a)(b)	4,750	4,754,143
Apidos CLO XXXIX Ltd., 5.40%, 10/21/38, (3-mo. CME Term SOFR +1.23%)(a)(b)	1,000	1,001,218
Apidos CLO XXXVII, 5.25%, 10/22/34, (3-mo. CME Term SOFR +1.39%)(a)(b)	3,250	3,252,041
ARES Loan Funding III Ltd., 5.13%, 07/25/36, (3-mo. CME Term SOFR +1.27%)(a)(b)	1,250	1,250,313
ARES Loan Funding VIII Ltd., 5.12%, 01/24/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	10,000	10,017,960
Ares LVI CLO Ltd., 5.11%, 01/25/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	2,000	2,003,620
ARES XXXIX CLO Ltd., 5.30%, 07/18/37, (3-mo. CME Term SOFR +1.42%)(a)(b)	8,000	8,020,688
Arini U.S. Clo II Ltd., 5.69%, 03/31/38, (3-mo. CME Term SOFR +1.40%)(a)(b)	5,230	5,240,952
Bain Capital Credit CLO Ltd.
5.20%, 01/21/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	1,000	1,002,324
5.26%, 07/25/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	4,355	4,364,416
5.12%, 07/19/34, (3-mo. CME Term SOFR +1.24%)(a)(b)	1,000	1,000,459
Ballyrock CLO 14 Ltd.
5.58%, 07/20/37, (3-mo. CME Term SOFR +1.70%)(a)(b)	1,000	1,001,345
5.26%, 07/20/37, (3-mo. CME Term SOFR +1.38%)(a)(b)	3,345	3,353,827
Ballyrock CLO 25 Ltd., 5.04%, 01/25/38, (3-mo. CME Term SOFR +1.18%)(a)(b)	1,000	1,000,071
Ballyrock CLO 26 Ltd., 5.37%, 07/25/37, (3-mo. CME Term SOFR +1.51%)(a)(b)	1,000	1,003,580

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ballyrock CLO Ltd.
5.70%, 10/20/31, (3-mo. CME Term SOFR +1.81%)(a)(b)	$3,000	$3,002,242
5.13%, 10/25/38, (3-mo. CME Term SOFR +1.24%)(a)(b)	3,184	3,187,020
Barings CLO Ltd., 5.24%, 10/15/38, (3-mo. CME Term SOFR +1.27%)(a)(b)	10,000	10,014,800
BBAM U.S. CLO I Ltd., 5.10%, 03/30/38, (3-mo. CME Term SOFR +1.20%)(a)(b)	2,000	2,002,302
Beechwood Park CLO Ltd., 5.18%, 01/17/35, (3-mo. CME Term SOFR +1.30%)(a)(b)	3,000	3,002,101
Benefit Street Partners CLO 43 Ltd., 5.19%, 10/20/38, (3-mo. CME Term SOFR +1.27%)(a)(b)	5,000	5,008,834
Benefit Street Partners CLO IV Ltd., 5.20%, 10/20/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	14,500	14,521,512
Benefit Street Partners CLO XVIII Ltd., 5.14%, 10/15/38, (3-mo. CME Term SOFR +1.24%)(a)(b)	3,000	3,002,664
Benefit Street Partners CLO XX Ltd., 5.19%, 07/15/37, (3-mo. CME Term SOFR +1.29%)(a)(b)	5,000	5,009,000
Benefit Street Partners CLO XXI Ltd. Series 2020 21A, Class A1R, 5.34%, 10/15/34, (3-mo. CME Term SOFR +1.43%)(a)(b)	10,000	9,999,966
Benefit Street Partners CLO XXVI Ltd., 5.26%, 07/20/37, (3-mo. CME Term SOFR +1.38%)(a)(b)	1,000	1,002,534
Benefit Street Partners CLO XXVII Ltd., 5.25%, 10/20/37, (3-mo. CME Term SOFR +1.37%)(a)(b)	2,500	2,506,662
Benefit Street Partners CLO XXXIII Ltd., 5.61%, 01/25/36, (3-mo. CME Term SOFR +1.75%)(a)(b)	2,000	2,004,412
Benefit Street Partners CLO XXXVII Ltd., 5.21%, 01/25/38, (3-mo. CME Term SOFR +1.35%)(a)(b)	6,250	6,264,481
Benefit Street Partners CLO XXXVIII Ltd., 5.17%, 01/25/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	5,000	5,010,750
Birch Grove Clo 11 Ltd., 5.61%, 01/22/38, (3-mo. CME Term SOFR +1.75%)(a)(b)	1,000	1,001,953
Birch Grove CLO 2 Ltd., 5.28%, 10/19/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	3,000	3,005,625
Birch Grove CLO 3 Ltd., 5.14%, 01/19/38, (3-mo. CME Term SOFR +1.26%)(a)(b)	6,000	6,010,884
Birch Grove CLO 4 Ltd., 5.38%, 07/15/37, (3-mo. CME Term SOFR +1.48%)(a)(b)	6,160	6,180,967
Birch Grove CLO 5 Ltd., 5.29%, 10/20/37, (3-mo. CME Term SOFR +1.41%)(a)(b)	2,500	2,506,808
Birch Grove CLO 8 Ltd., 5.51%, 04/20/37, (3-mo. CME Term SOFR +1.63%)(a)(b)	5,210	5,230,171
Birch Grove CLO 9 Ltd., 5.26%, 10/22/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	2,305	2,310,761
Birch Grove CLO Ltd., 5.47%, 07/17/37, (3-mo. CME Term SOFR +1.59%)(a)(b)	5,000	5,017,465
BlueMountain CLO XXXII Ltd., 5.00%, 10/15/34, (3-mo. CME Term SOFR +1.10%)(a)(b)	5,150	5,147,470
BlueMountain CLO XXXV Ltd., 5.28%, 10/22/37, (3-mo. CME Term SOFR +1.42%)(a)(b)	13,550	13,587,550
Brant Point CLO Ltd.
5.83%, 07/20/37, (3-mo. CME Term SOFR +1.95%)(a)(b)	1,700	1,702,491
5.71%, 07/25/38, (3-mo. CME Term SOFR +1.38%)(a)(b)	4,800	4,810,467
Bridge Street CLO I Ltd., 5.43%, 07/20/37, (3-mo. CME Term SOFR +1.55%)(a)(b)	3,000	3,008,679
Bridge Street CLO Ltd., 5.10%, 04/20/38, (3-mo. CME Term SOFR +1.22%)(a)(b)	2,000	2,002,646
Bridge Street CLO VI Ltd., 1.00%, 01/15/39, (3-mo. CME Term SOFR +1.28%)(a)(b)	3,500	3,473,792
Bryant Park CLO Ltd., 5.53%, 07/20/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	8,000	8,019,416
Security	Par (000)	Value
Bryant Park Funding Ltd.
5.52%, 04/15/37, (3-mo. CME Term SOFR +1.62%)(a)(b)	$1,920	$1,926,525
5.78%, 05/15/37, (3-mo. CME Term SOFR +1.57%)(a)(b)	2,500	2,507,269
5.30%, 10/15/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	1,350	1,352,670
5.22%, 01/18/38, (3-mo. CME Term SOFR +1.34%)(a)(b)	2,000	2,004,559
5.18%, 10/18/38, (3-mo. CME Term SOFR +1.27%)(a)(b)	3,000	3,005,186
Buckhorn Park CLO Ltd., 4.95%, 07/18/34, (3-mo. CME Term SOFR +1.07%)(a)(b)	2,770	2,768,935
Canyon Capital CLO Ltd., 5.08%, 04/15/38, (3-mo. CME Term SOFR +1.18%)(a)(b)	2,500	2,500,231
Canyon CLO Ltd., 5.00%, 10/15/34, (3-mo. CME Term SOFR +1.10%)(a)(b)	2,000	1,998,200
Carlyle U.S. CLO Ltd.
5.22%, 04/15/35, (3-mo. CME Term SOFR +1.32%)(a)(b)	3,000	3,002,890
5.43%, 04/20/37, (3-mo. CME Term SOFR +1.55%)(a)(b)	10,000	10,030,124
5.29%, 04/15/35, (3-mo. CME Term SOFR +1.39%)(a)(b)	1,000	1,000,700
4.94%, 01/25/35, (3-mo. CME Term SOFR +1.08%)(a)(b)	5,350	5,347,135
CarVal CLO I Ltd., 5.12%, 07/16/31, (3-mo. CME Term SOFR +1.23%)(a)(b)	744	744,110
CarVal CLO IX-C Ltd.
5.56%, 04/20/37, (3-mo. CME Term SOFR +1.68%)(a)(b)	3,750	3,764,867
5.98%, 04/20/37, (3-mo. CME Term SOFR + 2.10%)(a)(b)	1,000	1,001,697
CarVal CLO VC Ltd., 5.37%, 10/15/34, (3-mo. CME Term SOFR +1.46%)(a)(b)	945	945,493
CarVal CLO VII-C Ltd., 5.32%, 07/20/37, (3-mo. CME Term SOFR +1.44%)(a)(b)	1,520	1,524,256
Carval CLO VIII-C Ltd., 5.28%, 10/22/37, (3-mo. CME Term SOFR +1.42%)(a)(b)	5,000	5,013,477
Carval CLO X-C Ltd., 5.34%, 07/20/37, (3-mo. CME Term SOFR +1.46%)(a)(b)	1,750	1,755,169
CarVal CLO XI C Ltd., 5.27%, 10/20/37, (3-mo. CME Term SOFR +1.39%)(a)(b)	7,650	7,667,639
Cayuga Park CLO Ltd., 5.26%, 07/17/34, (3-mo. CME Term SOFR +1.38%)(a)(b)	4,740	4,741,647
CBAMR Ltd., 5.24%, 10/20/38, (3-mo. CME Term SOFR +1.28%)(a)(b)	10,550	10,568,384
Cedar Funding XIV CLO Ltd., 5.28%, 10/15/37, (3-mo. CME Term SOFR +1.38%)(a)(b)	2,000	2,005,752
CIFC Funding Ltd.
5.32%, 10/20/34, (3-mo. CME Term SOFR +1.43%)(a)(b)	750	750,459
5.22%, 04/20/34, (3-mo. CME Term SOFR +1.33%)(a)(b)	3,540	3,541,096
5.22%, 07/23/37, (3-mo. CME Term SOFR +1.36%)(a)(b)	3,000	3,007,122
5.32%, 07/15/36, (3-mo. CME Term SOFR +1.41%)(a)(b)	3,000	3,001,828
5.20%, 01/18/38, (3-mo. CME Term SOFR +1.32%)(a)(b)	2,330	2,335,825
5.16%, 01/15/38, (3-mo. CME Term SOFR +1.26%)(a)(b)	1,000	1,001,808
5.01%, 04/23/38, (3-mo. CME Term SOFR +1.15%)(a)(b)	1,500	1,499,243

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
5.23%, 10/24/37, (3-mo. CME Term SOFR +1.36%)(a)(b)	$5,000	$5,012,674
5.35%, 07/21/37, (3-mo. CME Term SOFR +1.48%)(a)(b)	1,500	1,505,461
5.38%, 04/18/37, (3-mo. CME Term SOFR +1.50%)(a)(b)	2,000	2,006,692
5.10%, 01/17/38, (3-mo. CME Term SOFR +1.22%)(a)(b)	5,000	5,005,425
5.20%, 04/17/35, (3-mo. CME Term SOFR +1.32%)(a)(b)	3,500	3,503,172
5.08%, 03/31/38, (3-mo. CME Term SOFR +1.18%)(a)(b)	4,141	4,139,216
5.13%, 10/15/38, (3-mo. CME Term SOFR +1.23%)(a)(b)	1,000	1,001,315
5.37%, 10/19/38, (3-mo. CME Term SOFR +1.28%)(a)(b)	7,000	7,010,428
Series 2021 6A, Class A, 5.31%, 10/15/34, (3-mo. CME Term SOFR +1.40%)(a)(b)	4,000	4,002,484
Clover CLO LLC, 5.29%, 07/15/37, (3-mo. CME Term SOFR +1.39%)(a)(b)	2,000	2,005,437
Creeksource Dunes Creek CLO Ltd., 5.31%, 01/15/38, (3-mo. CME Term SOFR +1.41%)(a)(b)	3,000	3,008,607
Crown City CLO I, 5.53%, 07/20/38, (3-mo. CME Term SOFR +1.37%)(a)(b)	5,000	5,011,228
Crown Point CLO 9 Ltd., 5.36%, 07/14/34, (3-mo. CME Term SOFR +1.45%)(a)(b)	2,000	2,000,222
Diameter Capital CLO 1 Ltd., 5.29%, 10/15/37, (3-mo. CME Term SOFR +1.39%)(a)(b)	4,200	4,212,156
Diameter Capital CLO 10 Ltd., 5.19%, 04/20/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	3,750	3,756,806
Diameter Capital CLO 2 Ltd., 5.29%, 10/15/37, (3-mo. CME Term SOFR +1.39%)(a)(b)	7,300	7,320,309
Diameter Capital CLO 3 Ltd., 5.23%, 01/15/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	6,831	6,846,486
Diameter Capital Clo 6 Ltd., 5.51%, 04/15/37, (3-mo. CME Term SOFR +1.61%)(a)(b)	1,000	1,003,458
Diameter Capital CLO 7 Ltd.
5.36%, 07/20/37, (3-mo. CME Term SOFR +1.48%)(a)(b)	4,000	4,012,570
5.73%, 07/20/37, (3-mo. CME Term SOFR +1.85%)(a)(b)	1,300	1,304,047
Diameter Capital CLO 8 Ltd., 5.28%, 10/20/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	2,000	2,004,005
Diameter Capital CLO 9 Ltd., 5.05%, 04/20/38, (3-mo. CME Term SOFR +1.17%)(a)(b)	5,000	4,997,004
Dryden 83 CLO Ltd., 5.41%, 04/18/37, (3-mo. CME Term SOFR +1.53%)(a)(b)	1,270	1,273,677
Eaton Vance CLO Ltd., 5.24%, 10/15/38, (3-mo. CME Term SOFR +1.34%)(a)(b)	5,000	5,011,794
Elevation Clo 2021-15 Ltd., 5.16%, 01/25/35, (3-mo. CME Term SOFR +1.30%)(a)(b)	1,600	1,601,033
Elevation CLO Ltd., 5.62%, 07/25/38, (3-mo. CME Term SOFR +1.40%)(a)(b)	3,000	3,006,864
Elmwood CLO 19 Ltd., 5.15%, 10/17/38, (3-mo. CME Term SOFR +1.24%)(a)(b)	5,000	5,005,000
Elmwood CLO 22 Ltd., 5.08%, 04/17/38, (3-mo. CME Term SOFR +1.20%)(a)(b)	7,000	7,010,199
Elmwood CLO 24 Ltd., 5.20%, 01/17/38, (3-mo. CME Term SOFR +1.32%)(a)(b)	5,173	5,184,137
Elmwood CLO 26 Ltd., 5.38%, 04/18/37, (3-mo. CME Term SOFR + 1.50%)(a)(b)	2,500	2,508,331
Elmwood CLO 29 Ltd., 5.40%, 04/20/37, (3-mo. CME Term SOFR +1.52%)(a)(b)	5,000	5,014,295
Elmwood CLO 31 Ltd., 5.23%, 07/17/37, (3-mo. CME Term SOFR +1.35%)(a)(b)	4,000	4,009,594
Security	Par (000)	Value
Elmwood CLO 40 Ltd., 5.12%, 03/22/38, (3-mo. CME Term SOFR +1.24%)(a)(b)	$10,500	$10,517,477
Elmwood CLO I Ltd., 5.40%, 04/20/37, (3-mo. CME Term SOFR +1.52%)(a)(b)	6,000	6,017,794
Elmwood CLO II Ltd., 5.23%, 10/20/37, (3-mo. CME Term SOFR +1.35%)(a)(b)	2,500	2,506,033
Elmwood CLO IV Ltd., 5.34%, 04/18/37, (3-mo. CME Term SOFR +1.46%)(a)(b)	1,000	1,003,379
Elmwood CLO VIII Ltd., 5.43%, 04/20/37, (3-mo. CME Term SOFR +1.55%)(a)(b)	4,000	4,012,096
Elmwood CLO XII Ltd., 5.26%, 10/15/37, (3-mo. CME Term SOFR +1.36%)(a)(b)	1,010	1,012,497
Flatiron CLO 20 Ltd., 5.26%, 11/20/38, (3-mo. CME Term SOFR +1.24%)(a)(b)	5,000	5,005,346
Flatiron CLO 25 Ltd., 5.23%, 10/17/37, (3-mo. CME Term SOFR +1.35%)(a)(b)	3,650	3,658,754
Fort Greene Park CLO LLC, 4.81%, 04/22/34, (3-mo. CME Term SOFR +0.95%)(a)(b)	8,375	8,366,641
Fort Washington CLO Ltd., 5.37%, 10/20/34, (3-mo. CME Term SOFR +1.48%)(a)(b)	7,250	7,254,487
Galaxy 35 Clo Ltd., 5.06%, 04/20/38, (3-mo. CME Term SOFR +1.18%)(a)(b)	1,050	1,049,990
Generate CLO 11 Ltd., 5.29%, 10/20/37, (3-mo. CME Term SOFR +1.41%)(a)(b)	2,000	2,005,458
Generate CLO 12 Ltd., 5.61%, 07/20/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	5,500	5,513,109
Generate CLO 13 Ltd., 5.67%, 01/20/37, (3-mo. CME Term SOFR +1.80%)(a)(b)	4,000	4,009,340
Generate CLO 15 Ltd., 5.45%, 07/20/37, (3-mo. CME Term SOFR +1.57%)(a)(b)	9,180	9,206,080
Generate CLO 17 Ltd., 5.26%, 10/22/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	1,500	1,503,591
Generate CLO 8 Ltd., 5.26%, 01/20/38, (3-mo. CME Term SOFR +1.38%)(a)(b)	3,000	3,008,636
Generate CLO 9 Ltd., 5.23%, 01/20/38, (3-mo. CME Term SOFR +1.35%)(a)(b)	3,000	3,006,754
GoldenTree Loan Management U.S. CLO 16 Ltd., 5.00%, 01/20/38, (3-mo. CME Term SOFR +1.12%)(a)(b)	2,500	2,498,378
GoldenTree Loan Management U.S. CLO 22 Ltd., 5.21%, 10/20/37, (3-mo. CME Term SOFR +1.33%)(a)(b)	1,000	1,002,333
GoldentTree Loan Management U.S. CLO 1 Ltd., 5.38%, 04/20/37, (3-mo. CME Term SOFR +1.50%)(a)(b)	3,675	3,687,255
Golub Capital Partners CLO 41B-R Ltd., 5.21%, 07/20/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	4,400	4,410,769
Golub Capital Partners CLO 55B Ltd., 6.05%, 10/20/38, (3-mo. CME Term SOFR +1.90%)(a)(b)	1,500	1,503,925
Golub Capital Partners CLO 58B-R Ltd., 5.51%, 10/25/37, (3-mo. CME Term SOFR +1.28%)(a)(b)	6,150	6,158,123
Golub Capital Partners CLO 66B Ltd., 5.31%, 07/25/38, (3-mo. CME Term SOFR + 1.45%)(a)(b)	7,000	7,023,313
Golub Capital Partners CLO 72 B Ltd., 5.41%, 04/25/37, (3-mo. CME Term SOFR +1.55%)(a)(b)	1,320	1,324,021
Golub Capital Partners CLO 74 B Ltd., 5.36%, 07/25/37, (3-mo. CME Term SOFR +1.50%)(a)(b)	3,500	3,513,058
Golub Capital Partners CLO 76 B Ltd., 5.23%, 10/25/37, (3-mo. CME Term SOFR +1.37%)(a)(b)	3,000	3,008,109
Golub Capital Partners CLO 77 B Ltd., 5.11%, 01/25/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	1,500	1,502,696
Golub Capital Partners CLO 79B Ltd., 5.05%, 04/20/38, (3-mo. CME Term SOFR +1.17%)(a)(b)	2,000	1,998,805
Golub Capital Partners CLO 81 B Ltd., 5.64%, 07/20/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	3,000	3,006,973
HalseyPoint CLO 3 Ltd., 5.32%, 07/30/37, (3-mo. CME Term SOFR +1.48%)(a)(b)	1,240	1,244,235

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
HalseyPoint CLO 4 Ltd., 5.37%, 04/20/34, (3-mo. CME Term SOFR +1.48%)(a)(b)	$6,730	$6,730,378
Halseypoint Clo 5 Ltd., 5.31%, 01/30/35, (3-mo. CME Term SOFR +1.47%)(a)(b)	1,250	1,250,745
HalseyPoint CLO 6 Ltd., 5.93%, 01/20/38, (3-mo. CME Term SOFR +2.05%)(a)(b)	1,000	1,003,552
Halseypoint CLO 7 Ltd., 5.33%, 07/20/38, (3-mo. CME Term SOFR + 1.45%)(a)(b)	1,500	1,505,202
Harriman Park CLO Ltd., 5.18%, 07/20/38, (3-mo. CME Term SOFR +1.30%)(a)(b)	5,000	5,009,753
ICG U.S. CLO I Ltd., 5.26%, 07/18/38, (3-mo. CME Term SOFR +1.38%)(a)(b)	3,000	3,006,815
ICG U.S. CLO Ltd., 5.30%, 07/25/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	5,000	5,012,120
KKR CLO 35 Ltd., 5.08%, 01/20/38, (3-mo. CME Term SOFR + 1.20%)(a)(b)	2,841	2,842,423
KKR CLO 50 Ltd., 5.43%, 04/20/37, (3-mo. CME Term SOFR +1.55%)(a)(b)	5,000	5,014,773
KKR CLO 58 Ltd., 5.27%, 10/15/38, (3-mo. CME Term SOFR +1.29%)(a)(b)	3,700	3,708,451
Madison Park Funding LIX Ltd., 5.38%, 04/18/37, (3-mo. CME Term SOFR +1.50%)(a)(b)	1,750	1,756,471
Madison Park Funding LV Ltd., 5.24%, 07/18/37, (3-mo. CME Term SOFR +1.36%)(a)(b)	2,396	2,401,837
Madison Park Funding LVIII Ltd., 5.37%, 04/25/37, (3-mo. CME Term SOFR +1.51%)(a)(b)	1,000	1,002,852
Madison Park Funding LX Ltd., 5.23%, 10/25/37, (3-mo. CME Term SOFR +1.37%)(a)(b)	5,000	5,013,509
Madison Park Funding LXI Ltd., 5.61%, 01/20/37, (3-mo. CME Term SOFR +1.73%)(a)(b)	1,775	1,781,145
Madison Park Funding LXVII Ltd., 5.37%, 04/25/37, (3-mo. CME Term SOFR +1.51%)(a)(b)	4,007	4,018,702
Madison Park Funding XL-R Ltd., 5.25%, 10/16/38, (3-mo. CME Term SOFR +1.29%)(a)(b)(c)	5,000	5,011,625
Madison Park Funding XLVIII Ltd., 5.30%, 04/19/33, (3-mo. CME Term SOFR +1.41%)(a)(b)	785	784,852
Madison Park Funding XXX Ltd., 5.25%, 07/16/37, (3-mo. CME Term SOFR +1.36%)(a)(b)	2,600	2,605,857
Madison Park Funding XXXIII Ltd., 5.19%, 10/15/32, (3-mo. CME Term SOFR +1.29%)(a)(b)	6,255	6,258,642
Madison Park Funding XXXVII Ltd., 6.50%, 04/15/37, (3-mo. CME Term SOFR + 2.60%)(a)(b)	1,500	1,508,319
Marble Point CLO XIX Ltd., 5.44%, 10/19/38, (3-mo. CME Term SOFR +1.30%)(a)(b)	10,000	10,017,042
Marble Point CLO XVII Ltd., 5.32%, 07/20/37, (3-mo. CME Term SOFR +1.44%)(a)(b)	6,200	6,217,282
Marble Point CLO XVIII Ltd., 5.11%, 03/15/38, (3-mo. CME Term SOFR +1.21%)(a)(b)	2,200	2,202,367
MidOcean Credit CLO XIX, 5.33%, 07/20/36, (3-mo. CME Term SOFR +1.45%)(a)(b)	2,375	2,381,652
Midocean Credit CLO XV Ltd., 5.40%, 07/21/37, (3-mo. CME Term SOFR +1.53%)(a)(b)	3,000	3,009,468
MidOcean Credit CLO XVIII LLC, 5.49%, 10/18/35, (3-mo. CME Term SOFR +1.17%)(a)(b)	3,000	3,000,669
Midocean Credit Clo XXI, 5.12%, 10/20/38, (3-mo. CME Term SOFR +1.26%)(a)(b)	2,000	2,000,000
Milford Park CLO Ltd., 5.04%, 01/20/38, (3-mo. CME Term SOFR +1.16%)(a)(b)	1,980	1,979,267
MP CLO VIII Ltd., 5.32%, 04/28/34, (3-mo. CME Term SOFR +1.46%)(a)(b)	4,500	4,502,617
Neuberger Berman CLO XXI Ltd., 5.20%, 01/20/39, (3-mo. CME Term SOFR +1.32%)(a)(b)	2,500	2,505,430
Neuberger Berman Loan Advisers CLO 33 Ltd., 5.11%, 04/16/39, (3-mo. CME Term SOFR +1.22%)(a)(b)	1,350	1,352,166
Neuberger Berman Loan Advisers CLO 36R Ltd., 5.55%, 07/20/39, (3-mo. CME Term SOFR +1.27%)(a)(b)	7,000	7,010,883
Security	Par (000)	Value
Neuberger Berman Loan Advisers Clo 40 Ltd., 5.33%, 10/16/37, (3-mo. CME Term SOFR +1.23%)(a)(b)	$5,000	$5,005,625
Neuberger Berman Loan Advisers CLO 45 Ltd., 4.97%, 10/14/36, (3-mo. CME Term SOFR +1.06%)(a)(b)	3,000	2,998,500
Neuberger Berman Loan Advisers CLO 46 Ltd., 5.38%, 01/20/37, (3-mo. CME Term SOFR +1.50%)(a)(b)	1,000	998,699
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd., 5.22%, 10/24/38, (3-mo. CME Term SOFR +1.35%)(a)(b)	3,000	3,007,325
New Mountain 3 Ltd., 5.21%, 10/20/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	7,250	7,269,303
New Mountain 8 Ltd., 5.13%, 10/20/38, (3-mo. CME Term SOFR +1.27%)(a)(b)	5,000	5,000,000
New Mountain CLO 2 Ltd., 5.26%, 01/15/38, (3-mo. CME Term SOFR +1.36%)(a)(b)	5,000	5,014,251
New Mountain CLO 5 Ltd., 5.13%, 07/20/36, (3-mo. CME Term SOFR +1.25%)(a)(b)	2,500	2,503,402
Oaktree CLO Ltd.
5.43%, 04/20/37, (3-mo. CME Term SOFR + 1.55%)(a)(b)	6,440	6,459,044
5.26%, 01/20/38, (3-mo. CME Term SOFR +1.38%)(a)(b)	3,000	3,007,607
Ocean Trails CLO XIV Ltd., 5.22%, 01/20/38, (3-mo. CME Term SOFR +1.34%)(a)(b)	1,000	1,002,251
OCP CLO Ltd.
5.41%, 04/18/37, (3-mo. CME Term SOFR +1.53%)(a)(b)	4,900	4,914,236
5.51%, 04/20/37, (3-mo. CME Term SOFR +1.63%)(a)(b)	6,000	6,021,641
5.21%, 11/26/37, (3-mo. CME Term SOFR +1.34%)(a)(b)	2,000	2,004,899
5.20%, 01/21/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	2,630	2,636,310
5.13%, 01/20/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	4,000	4,006,852
5.17%, 01/26/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	5,150	5,159,852
5.23%, 10/20/37, (3-mo. CME Term SOFR +1.35%)(a)(b)	3,000	3,008,138
5.25%, 07/20/37, (3-mo. CME Term SOFR +1.37%)(a)(b)	8,000	8,020,486
5.16%, 07/26/38, (3-mo. CME Term SOFR +1.30%)(a)(b)	5,000	5,010,105
5.30%, 07/20/37, (3-mo. CME Term SOFR +1.42%)(a)(b)	5,000	5,012,475
5.56%, 10/24/38, (3-mo. CME Term SOFR +1.30%)(a)(b)	1,825	1,829,538
Octagon 55 Ltd., 5.23%, 03/20/38, (3-mo. CME Term SOFR +1.26%)(a)(b)(c)	2,000	2,001,994
Octagon 66 Ltd., 5.94%, 11/16/36, (3-mo. CME Term SOFR +1.75%)(a)(b)	1,750	1,756,053
Octagon 75 Ltd., 5.06%, 01/22/38, (3-mo. CME Term SOFR +1.20%)(a)(b)	2,250	2,252,682
Octagon Investment Partners 46 Ltd., 5.33%, 07/15/36, (3-mo. CME Term SOFR +1.42%)(a)(b)	4,000	4,002,012
Octagon Investment Partners 47 Ltd., 5.14%, 01/22/38, (3-mo. CME Term SOFR +1.28%)(a)(b)	3,000	3,005,534
Octagon Investment Partners XVI Ltd., 5.74%, 07/17/30, (3-mo. CME Term SOFR +1.86%)(a)(b)	3,000	2,999,993
OHA Credit Funding 17 Ltd., 5.36%, 04/20/37, (3-mo. CME Term SOFR +1.48%)(a)(b)	4,700	4,716,019
OHA Credit Funding 2 Ltd., 5.11%, 01/21/38, (3-mo. CME Term SOFR +1.24%)(a)(b)	8,750	8,763,912
OHA Credit Funding 21 Ltd., 5.20%, 10/20/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	8,000	8,018,433

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
OHA Credit Funding 3 Ltd., 5.20%, 01/20/38, (3-mo. CME Term SOFR + 1.32%)(a)(b)	$12,930	$12,957,722
OHA Credit Funding 4 Ltd., 5.15%, 01/22/38, (3-mo. CME Term SOFR +1.29%)(a)(b)	3,294	3,300,578
OHA Credit Funding 6 Ltd., 5.21%, 10/20/37, (3-mo. CME Term SOFR +1.33%)(a)(b)	2,500	2,506,605
OHA Credit Funding 7 Ltd., 5.16%, 07/19/38, (3-mo. CME Term SOFR +1.28%)(a)(b)	13,750	13,772,070
OHA Credit Partners XIII Ltd., 5.25%, 10/21/37, (3-mo. CME Term SOFR +1.38%)(a)(b)	3,700	3,710,556
OHA Credit Partners XVI, 5.23%, 10/18/37, (3-mo. CME Term SOFR +1.35%)(a)(b)	5,050	5,062,158
OHA Credit Partners XVII Ltd., 5.20%, 01/18/38, (3-mo. CME Term SOFR +1.32%)(a)(b)	1,778	1,781,792
OHA Loan Funding Ltd.
5.58%, 07/20/37, (3-mo. CME Term SOFR + 1.70%)(a)(b)	1,800	1,803,770
5.13%, 10/19/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	9,000	9,014,135
Onex CLO Subsidiary Ltd., 5.38%, 07/20/37, (3-mo. CME Term SOFR +1.50%)(a)(b)	1,000	1,003,662
Palmer Square CLO 2021-3 Ltd., 5.19%, 10/15/38, (3-mo. CME Term SOFR +1.29%)(a)(b)	3,550	3,555,325
Palmer Square CLO Ltd.
5.86%, 11/15/36, (3-mo. CME Term SOFR +1.65%)(a)(b)	2,930	2,939,925
6.86%, 11/15/36, (3-mo. CME Term SOFR +2.65%)(a)(b)	2,000	2,011,065
5.24%, 10/20/37, (3-mo. CME Term SOFR +1.36%)(a)(b)	1,000	1,002,508
5.58%, 07/20/37, (3-mo. CME Term SOFR +1.30%)(a)(b)	4,000	4,007,331
5.21%, 10/20/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	5,860	5,868,786
5.36%, 08/14/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	3,850	3,856,689
Park Blue CLO Ltd.
5.34%, 07/25/37, (3-mo. CME Term SOFR +1.48%)(a)(b)	1,750	1,755,606
5.30%, 07/20/37, (3-mo. CME Term SOFR +1.42%)(a)(b)	2,840	2,847,100
5.20%, 01/25/38, (3-mo. CME Term SOFR +1.34%)(a)(b)	1,935	1,939,455
5.08%, 04/25/38, (3-mo. CME Term SOFR +1.22%)(a)(b)	3,000	3,004,058
5.36%, 04/20/37, (3-mo. CME Term SOFR +1.48%)(a)(b)	3,000	3,009,928
5.43%, 10/20/38, (3-mo. CME Term SOFR +1.35%)(a)(b)	1,000	1,002,010
Pikes Peak CLO 11 Ltd., 5.26%, 07/25/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	1,225	1,227,649
Pikes Peak CLO 12 Ltd., 5.10%, 04/20/38, (3-mo. CME Term SOFR +1.22%)(a)(b)	7,000	7,009,579
Pikes Peak CLO 16 Ltd., 5.32%, 07/25/37, (3-mo. CME Term SOFR +1.46%)(a)(b)	1,795	1,801,188
Pikes Peak CLO 18, 5.10%, 04/20/38, (3-mo. CME Term SOFR +1.22%)(a)(b)	10,000	10,012,561
Post CLO Ltd., 5.48%, 04/20/37, (3-mo. CME Term SOFR +1.60%)(a)(b)	5,500	5,518,608
Post CLO VI Ltd., 5.30%, 01/20/38, (3-mo. CME Term SOFR +1.42%)(a)(b)	6,350	6,368,555
Rad CLO 14 Ltd., 5.34%, 01/15/35, (3-mo. CME Term SOFR +1.43%)(a)(b)	1,041	1,041,750
Rad CLO 15 Ltd., 5.24%, 07/20/40, (3-mo. CME Term SOFR +1.36%)(a)(b)	3,000	3,006,946
Security	Par (000)	Value
Rad CLO 22 Ltd., 5.71%, 01/20/37, (3-mo. CME Term SOFR +1.83%)(a)(b)	$7,760	$7,778,770
RAD CLO 27 Ltd., 5.22%, 01/15/38, (3-mo. CME Term SOFR +1.32%)(a)(b)	10,695	10,720,401
Rad CLO 6 Ltd., 5.27%, 10/20/37, (3-mo. CME Term SOFR +1.39%)(a)(b)	2,530	2,537,236
Rad CLO 7 Ltd., 5.23%, 04/17/36, (3-mo. CME Term SOFR +1.35%)(a)(b)	1,000	1,000,503
Rad CLO 9 Ltd., 5.24%, 01/15/38, (3-mo. CME Term SOFR +1.34%)(a)(b)	3,000	3,006,933
Reese Park CLO Ltd., 5.22%, 01/15/38, (3-mo. CME Term SOFR +1.32%)(a)(b)	1,000	1,002,159
Regatta 30 Funding Ltd., 5.18%, 01/25/38, (3-mo. CME Term SOFR +1.32%)(a)(b)	6,625	6,639,032
Regatta 31 Funding Ltd., 5.03%, 03/25/38, (3-mo. CME Term SOFR +1.17%)(a)(b)	3,100	3,099,039
Regatta 32 Funding Ltd., 5.44%, 07/25/38, (3-mo. CME Term SOFR +1.34%)(a)(b)	9,930	9,954,050
Regatta 35 Funding Ltd., 5.57%, 10/15/38, (3-mo. CME Term SOFR +1.29%)(a)(b)	1,000	1,001,467
Regatta VI Funding Ltd., 5.21%, 10/20/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	8,000	8,009,984
Regatta XI Funding Ltd., 5.28%, 07/17/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	7,500	7,516,500
Regatta XVII Funding Ltd., 5.28%, 10/15/37, (3-mo. CME Term SOFR +1.38%)(a)(b)	5,000	5,013,930
Regatta XXII Funding Ltd., 5.13%, 07/20/35, (3-mo. CME Term SOFR +1.25%)(a)(b)	5,000	5,000,589
Regatta XXIII Funding Ltd., 5.30%, 01/20/35, (3-mo. CME Term SOFR +1.41%)(a)(b)	4,500	4,503,956
Regatta XXIV Funding Ltd., 5.20%, 01/20/38, (3-mo. CME Term SOFR +1.32%)(a)(b)	5,360	5,373,594
Regatta XXV Funding Ltd., 5.24%, 07/15/38, (3-mo. CME Term SOFR +1.34%)(a)(b)	2,000	2,004,766
Regatta XXVII Funding Ltd., 5.39%, 04/26/37, (3-mo. CME Term SOFR +1.53%)(a)(b)	3,000	3,008,975
Regatta XXVIII Funding Ltd., 5.41%, 04/25/37, (3-mo. CME Term SOFR +1.55%)(a)(b)	1,000	1,003,376
Rockford Tower CLO Ltd., 5.32%, 07/20/37, (3-mo. CME Term SOFR +1.44%)(a)(b)	4,000	4,011,481
RR 14 Ltd., 5.29%, 04/15/36, (3-mo. CME Term SOFR +1.38%)(a)(b)	1,538	1,538,644
RR 19 Ltd., 5.08%, 04/15/40, (3-mo. CME Term SOFR +1.18%)(a)(b)	5,000	4,997,759
RR 21 Ltd., 5.30%, 07/15/39, (3-mo. CME Term SOFR +1.40%)(a)(b)	5,570	5,582,123
RR 27 Ltd., 5.13%, 10/15/40, (3-mo. CME Term SOFR +1.23%)(a)(b)	3,750	3,755,119
RR 28 Ltd., 5.45%, 04/15/37, (3-mo. CME Term SOFR +1.55%)(a)(b)	2,000	2,005,929
RR 29 Ltd., 5.29%, 07/15/39, (3-mo. CME Term SOFR +1.39%)(a)(b)	3,210	3,216,964
RR 32 Ltd., 5.26%, 10/15/39, (3-mo. CME Term SOFR +1.36%)(a)(b)	1,740	1,744,307
RR 41 Ltd., 5.21%, 10/15/40, (3-mo. CME Term SOFR +1.25%)(a)(b)	9,000	9,011,115
RR 5 Ltd., 5.40%, 07/15/39, (3-mo. CME Term SOFR +1.50%)(a)(b)	4,500	4,516,241
RR 8 Ltd.
5.25%, 07/15/37, (3-mo. CME Term SOFR +1.35%)(a)(b)	3,350	3,352,871
5.60%, 07/15/37, (3-mo. CME Term SOFR +1.70%)(a)(b)	1,650	1,650,000
RRX 7 Ltd.
5.26%, 07/15/35, (3-mo. CME Term SOFR +1.36%)(a)(b)	3,550	3,551,935

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
5.90%, 07/15/35, (3-mo. CME Term SOFR +2.00%)(a)(b)	$1,100	$1,104,018
Sagard-Halseypoint Clo 10 Ltd., 5.23%, 10/20/38, (3-mo. CME Term SOFR +1.35%)(a)(b)	5,000	5,004,570
Sagard-Halseypoint CLO 8 Ltd., 5.23%, 01/30/38, (3-mo. CME Term SOFR +1.39%)(a)(b)	3,215	3,224,264
Sandstone Peak II Ltd., 5.29%, 07/20/38, (3-mo. CME Term SOFR +1.41%)(a)(b)	11,000	11,030,802
Sandstone Peak III Ltd., 5.49%, 04/25/37, (3-mo. CME Term SOFR +1.63%)(a)(b)	7,000	7,025,987
Sculptor CLO XXIX Ltd., 5.23%, 07/22/38, (3-mo. CME Term SOFR +1.37%)(a)(b)	5,000	5,012,322
Sculptor CLO XXVIII Ltd., 4.94%, 01/20/35, (3-mo. CME Term SOFR +1.06%)(a)(b)	4,500	4,495,754
Sculptor CLO XXX Ltd., 5.33%, 07/20/38, (3-mo. CME Term SOFR +1.45%)(a)(b)	1,000	1,003,276
Sculptor CLO XXXIV Ltd., 5.25%, 01/20/38, (3-mo. CME Term SOFR +1.37%)(a)(b)	5,375	5,391,066
Sculptor CLO XXXV Ltd., 5.11%, 04/27/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	8,000	8,012,259
Signal Peak CLO 9 Ltd., 5.23%, 01/21/38, (3-mo. CME Term SOFR +1.36%)(a)(b)	4,750	4,763,515
Silver Point CLO 12 Ltd., 5.29%, 10/15/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	5,000	5,012,721
Silver Point CLO 4 Ltd., 5.53%, 04/15/37, (3-mo. CME Term SOFR +1.63%)(a)(b)	5,900	5,922,656
Silver Point CLO 5 Ltd., 5.98%, 10/20/37, (3-mo. CME Term SOFR +2.10%)(a)(b)	1,000	1,003,000
Silver Point CLO 6 Ltd., 5.30%, 10/15/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	4,000	4,007,955
Silver Point CLO 7 Ltd., 5.26%, 01/15/38, (3-mo. CME Term SOFR +1.36%)(a)(b)	4,500	4,512,705
Sixth Street CLO XX Ltd., 5.20%, 07/17/38, (3-mo. CME Term SOFR +1.32%)(a)(b)	1,900	1,904,429
Sixth Street CLO XXV Ltd., 5.35%, 07/24/37, (3-mo. CME Term SOFR +1.48%)(a)(b)	4,850	4,865,790
Sycamore Tree CLO Ltd.
5.53%, 04/20/37, (3-mo. CME Term SOFR +1.65%)(a)(b)	5,000	5,017,500
5.27%, 01/20/38, (3-mo. CME Term SOFR +1.39%)(a)(b)	7,450	7,471,596
Symphony CLO 40 Ltd., 5.22%, 01/05/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	4,000	4,007,654
Symphony CLO XXVIII Ltd., 5.26%, 10/23/34, (3-mo. CME Term SOFR +1.40%)(a)(b)	2,000	2,001,263
Symphony CLO XXXIII Ltd., 5.13%, 01/24/38, (3-mo. CME Term SOFR +1.26%)(a)(b)	5,500	5,510,952
Symphony Loan Funding CLO 1 Ltd., 5.29%, 01/22/38, (3-mo. CME Term SOFR +1.43%)(a)(b)	4,000	4,011,554
TCW CLO Ltd.
5.15%, 01/20/38, (3-mo. CME Term SOFR +1.27%)(a)(b)	2,250	2,254,359
5.27%, 10/20/37, (3-mo. CME Term SOFR +1.39%)(a)(b)	6,750	6,769,294
5.07%, 04/20/38, (3-mo. CME Term SOFR +1.19%)(a)(b)	3,000	3,003,125
TICP CLO VI Ltd., 5.29%, 01/15/34, (3-mo. CME Term SOFR +1.38%)(a)(b)	1,000	1,000,442
Trestles CLO III Ltd., 5.27%, 10/20/37, (3-mo. CME Term SOFR +1.39%)(a)(b)	7,800	7,822,828
Trestles CLO IV Ltd., 5.30%, 07/21/34, (3-mo. CME Term SOFR +1.43%)(a)(b)	1,830	1,830,048
Trestles CLO IX Ltd., 5.13%, 01/15/39, (3-mo. CME Term SOFR +1.26%)(a)(b)	4,000	4,000,000
Trestles CLO Ltd., 5.32%, 07/25/37, (3-mo. CME Term SOFR +1.46%)(a)(b)	5,900	5,916,438
Security	Par (000)	Value
Trestles CLO VII Ltd., 5.24%, 10/25/37, (3-mo. CME Term SOFR +1.38%)(a)(b)	$4,950	$4,963,891
Trimaran CAVU Ltd.
5.26%, 10/22/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	2,000	2,004,844
5.24%, 01/25/38, (3-mo. CME Term SOFR +1.38%)(a)(b)	1,500	1,504,136
Trinitas CLO XXIV Ltd., 5.46%, 04/25/37, (3-mo. CME Term SOFR +1.60%)(a)(b)	1,500	1,505,226
Trinitas CLO XXIX Ltd., 5.35%, 07/23/37, (3-mo. CME Term SOFR +1.49%)(a)(b)	3,485	3,495,371
Trinitas CLO XXV Ltd., 5.71%, 01/23/37, (3-mo. CME Term SOFR +1.85%)(a)(b)	2,000	2,004,663
Trinitas CLO XXX Ltd., 5.23%, 10/23/37, (3-mo. CME Term SOFR +1.37%)(a)(b)	3,000	3,007,931
Trinitas CLO XXXII Ltd., 5.60%, 07/23/38, (3-mo. CME Term SOFR +1.33%)(a)(b)	5,000	5,011,838
Trinitas CLO XXXIII Ltd., 6.20%, 07/22/38, (3-mo. CME Term SOFR +1.88%)(a)(b)	1,350	1,353,133
Voya CLO Ltd.
5.22%, 10/17/32, (3-mo. CME Term SOFR +1.34%)(a)(b)	1,162	1,162,286
5.39%, 04/20/37, (3-mo. CME Term SOFR +1.51%)(a)(b)	5,500	5,515,245
5.42%, 04/15/37, (3-mo. CME Term SOFR +1.52%)(a)(b)	3,100	3,110,026
5.05%, 04/20/38, (3-mo. CME Term SOFR +1.17%)(a)(b)	1,000	999,532
Warwick Capital CLO 1 Ltd., 5.25%, 10/20/38, (3-mo. CME Term SOFR +1.28%)(a)(b)	2,000	2,002,935
Warwick Capital CLO 4 Ltd., 5.28%, 07/20/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	4,900	4,911,213
Warwick Capital CLO 5 Ltd., 5.24%, 01/20/38, (3-mo. CME Term SOFR +1.36%)(a)(b)	5,500	5,515,317
Warwick Capital CLO 7 Ltd., 5.25%, 10/21/38, (3-mo. CME Term SOFR +1.30%)(a)(b)	3,000	3,007,160
Wehle Park CLO Ltd., 5.19%, 10/21/38, (3-mo. CME Term SOFR +1.24%)(a)(b)	5,000	5,005,000
Wellington Management CLO 1 Ltd., 5.68%, 10/20/36, (3-mo. CME Term SOFR +1.80%)(a)(b)	2,000	2,000,000
Wellington Management CLO 3 Ltd., 5.24%, 07/18/37, (3-mo. CME Term SOFR +1.36%)(a)(b)	6,500	6,515,649
Whitebox CLO I Ltd.
5.19%, 07/24/36, (3-mo. CME Term SOFR +1.32%)(a)(b)	2,270	2,271,833
5.62%, 07/24/36, (3-mo. CME Term SOFR +1.75%)(a)(b)	1,000	1,000,813
Whitebox CLO II Ltd., 5.25%, 10/24/37, (3-mo. CME Term SOFR +1.38%)(a)(b)	3,300	3,308,826
Whitebox CLO III Ltd., 5.17%, 10/15/35, (3-mo. CME Term SOFR +1.27%)(a)(b)	8,060	8,065,045
Whitebox Clo V Ltd., 5.61%, 07/20/38, (3-mo. CME Term SOFR +1.36%)(a)(b)	2,000	2,004,255
Wise CLO Ltd., 5.36%, 07/15/37, (3-mo. CME Term SOFR +1.46%)(a)(b)	4,000	4,013,650
Total Investments — 99.6% (Cost: $1,423,649,603)		1,423,672,074
Other Assets Less Liabilities — 0.4%		5,342,799
Net Assets — 100.0%		$1,429,014,873

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares AAA CLO Active ETF

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$23,120,000	$—	$(23,120,000)(b)	$—	$—	$—	—	$155,637	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$1,423,672,074	$—	$1,423,672,074
The Fund's financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial investments.

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
SOFR	Secured Overnight Financing Rate